Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Financial assets
Amortized cost securities	$ 52,484	$ 35,159
Residential mortgages	269,706	251,526
Personal	45,429	41,897
Credit card	16,479	11,134
Business and government	188,542	150,213
Financial liabilities
Business and government	397,188	344,388
Bank	22,523	20,246
Secured borrowings	45,766	42,592
Subordinated indebtedness	6,292	5,539
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	50,268	35,470
Residential mortgages	262,861	249,770
Personal	44,394	41,114
Credit card	15,775	10,509
Business and government	186,004	122,977
Financial liabilities
Personal	64,535	43,122
Business and government	180,948	148,664
Bank	10,724	9,751
Secured borrowings	43,851	41,785
Subordinated indebtedness	6,329	5,820
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	49,576	34,878
Financial liabilities
Personal	62,636	42,015
Business and government	179,182	146,442
Bank	10,724	9,751
Secured borrowings	40,913	40,050
Subordinated indebtedness	6,329	5,820
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	692	592
Residential mortgages	262,861	249,770
Personal	44,394	41,114
Credit card	15,775	10,509
Business and government	186,004	122,977
Financial liabilities
Personal	1,899	1,107
Business and government	1,766	2,222
Secured borrowings	$ 2,938	$ 1,735